Revenues - Summary of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	100.00%	100.00%	100.00%
Revenues	$ 7,618,317	$ 7,283,767	$ 7,274,344
United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	6,860,648	6,540,646	6,578,897
Canada [Member]
Disaggregation of Revenue [Line Items]
Revenues	355,797	374,659	389,119
Latin America and the Caribbean [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 401,872	$ 368,462	$ 306,328
HVAC Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	69.00%	69.00%	68.00%
Other HVAC Products [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	27.00%	27.00%	28.00%
Commercial Refrigeration Products [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	4.00%	4.00%	4.00%